Premises and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Premises and Equipment, Net
Premises and equipment, net, are summarized as follows:

	December 31,
	2021	2020
Land	$6,178,733	$7,708,424
Buildings and Improvements	25,910,745	25,601,331
Furniture and Equipment	12,942,820	13,821,901
Construction in Progress	2,296,927	1,007,552
Total Premises and Equipment	47,329,225	48,139,208
Less: Accumulated Depreciation	(22,092,310)	(21,563,951)
Total Premises and Equipment, Net	$25,236,915	$26,575,257

During the year ended December 31, 2021, the Company transferred three parcels of land with a combined book balance of $1.5 million from Land to Land Held for Sale.

Construction in progress of $2.3 million at December 31, 2021 primarily included building and construction costs associated with our two newest branches, scheduled for opening in 2022. At December 31, 2021 the estimated additional costs to complete and equip the branches was approximately $2.9 million. Depreciation expense on premises and equipment was $2.0 million, $1.9 million and $1.6 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Effective January 1, 2019 the Company adopted ASC 842 “Leases.” Currently, the Company has operating leases on six of its branches that are accounted for under this standard. As a result of this standard, the Company recognized both a right-of-use (ROU) asset and lease liability of $3.1 million effective January 1, 2019. The Company entered into one of the six leases mentioned above on September 30, 2021 and recognized a right-of-use asset of $255,000 on that date. During the year ended December 31, 2021, the Company made cash payments in the amount of $442,000 for operating leases. The lease expense recognized during this period was $455,000 and the lease liability had a net reduction of $87,000 due to the newly added lease. At December 31, 2021, the Company had ROU assets of $2.3 million and a lease liability of $2.3 million recorded on its consolidated balance sheet. The remaining weighted average lease term is five years and the weighted average discount rate used is 3.2%.

At December 31, 2021, future undiscounted lease payments for operating leases with initial terms of one year or more were as follows:

Year ended December 31,
2022	497,126
2023	508,957
2024	510,365
2025	460,343
2026	353,239
Thereafter	156,600
Total undiscounted lease payments	2,486,630
Less: effect of discounting	193,335
Present value of estimated lease payments (lease liability)	$2,293,295

Total rental expense was $477,000, $461,000, and $460,000 for the years ended December 31, 2021, 2020 and 2019, respectively. Six lease agreements with monthly expenses of $4,600, $7,750, $900, $7,900, $9,950, and $10,600 have multiple renewal options totaling 25, 30, 10, 15, 45, and 20 years, respectively.